RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

Outstanding amounts due from/to related parties as of December 31, 2022 and 2023 were as follows (RMB in thousands):

	2022	2023
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	139,713	296,512

Notes receivables from a related party:
Notes receivables from JinkoPower	282,824	1,183

Advances to a related party:
Advance to Xinte Silicon for inventory purchase	56,860	6,555

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	5,664	12,635
Other receivables due from JinkoPower for disposal of solar power projects	12,953	13,141
Other receivables due from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai) for technical services	1,075	1,224
Other receivables from JinkoPower for miscellaneous transactions	3,413	412
Subtotal	23,105	27,412

Other assets from related parties:
Long-term receivables due from JinkoPower for disposal of solar power projects	14,603	16,859
Long-term receivables due from Sweihan PV	37,760	38,376
Subtotal	52,363	55,236

Accounts payable due to a related party:
Accounts payable due to Xinte Silicon for inventory purchase	—	21,244

Advances from a related party
Advances from JinkoPower	3,829	3,412

Notes payables due to a related party
Notes payables due to Xinte Silicon for inventory purchase	419,500	277,000

Other payables due to related parties:
Other payables due to JinkoPower for payments on behalf of the Company	5,964	11,599
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

Schedule of transactions with related parties

Transactions related parties for the year ended December 31, 2021, 2022 and 2023 were as follows (RMB in thousands):

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Income of financing guarantees	6,364	—	—
Revenue from sales of products to JinkoPower	27,099	325,175	353,420
Income of project management provided to Sweihan PV	660	2,979	3,931
Rental services provided to JinkoPower	4,004	5,041	11,590

Service expenses and silicon procurement provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	5,310	—	—
Management service provided by JinkoPower	8,753	8,863	16,400
Electricity fee charged by JinkoPower	7,725	25,735	119,352
Silicon procurement from Xinte Silicon (Note 12)	—	824,785	1,537,073
Other fees charged by JinkoPower	16	—	5,109